Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 9,413	$ 13,068
Items that will not be reclassified to the income statement:
Re-measurement gains on pension and post-retirement healthcare plans		829	712
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(8)	12
Tax relating to these components of other comprehensive income		(216)	(219)
Share of other comprehensive income of equity accounted units, net of tax		5	12
Items that will not be reclassified to profit or loss		610	517
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	(1,512)	(365)
Fair value movements:
– Cash flow hedge losses		(79)	(142)
– Cash flow hedge losses/(gains) transferred to the income statement		100	(20)
Net change in costs of hedging reserve		(38)	(20)
Tax relating to these components of other comprehensive loss		8	55
Share of other comprehensive (losses)/income of equity accounted units, net of tax		(7)	10
Other comprehensive (loss)/income for the period, net of tax		(918)	35
Total comprehensive income for the period		8,495	13,103
– attributable to owners of Rio Tinto		8,063	12,342
– attributable to non-controlling interests		$ 432	$ 761

[1]	Excludes a currency translation charge of US$185 million for the period ended 30 June 2022 (30 June 2021: charge of US$82 million) arising on Rio Tinto Limited’s share capital, which is recognised in the Group statement of changes in equity on page F-5.